COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
COLLATERALIZED TRANSACTIONS
Total client margin asset	$ 332,460,879	$ 2,036,488
Fulfillment of client margin financings	42,704,203
Fulfillment of client short sales	10,815,155
Securities lending to other brokers	55,098,508
Total collateral repledged	$ 108,617,866